Financial Instruments - Sensitivity Analysis of Exchange Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
10% strengthening of USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (22,574)	$ (19,686)
10% strengthening of AED against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	1,865	3,896
10% strengthening of INR against AED [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ 7,516	$ 8,039